Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxes [Line Items]
Current tax assets, current	$ 10,865,347	$ 15,132,290
Refundable tax previous year
IncomeTaxes [Line Items]
Current tax assets, current	3,911,803	5,484,216
Argentinean tax credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current	3,200,454	1,140,073
Monthly provisions [Member]
IncomeTaxes [Line Items]
Current tax assets, current	3,498,109	8,136,478
Payment of absorbed profit provision [Member]
IncomeTaxes [Line Items]
Current tax assets, current	1,154	4,830
Other credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current	$ 253,827	$ 366,693